Accrued Expenses and Other Current Liabilities (Tables)	6 Months Ended
Mar. 31, 2025
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	As of March 31, 2025	As of September 30, 2024
Accrued payroll and welfare	$137,344	$171,479
Tax Payable	60,236	56,018
Accrued service fee	105,762	—
Others	71	9,316
	$303,413	$236,813